Document and Entity Information	Oct. 08, 2019
Cover [Abstract]
Security Exchange Name	NYSE
Amendment Flag	true
Entity Central Index Key	0000766829
Document Type	8-K/A
Document Period End Date	Oct. 08, 2019
Entity Registrant Name	SJW Group
Entity Incorporation, State or Country Code	DE
Entity File Number	001-8966
Entity Tax Identification Number	77-0066628
Entity Address, Address Line One	110 W. Taylor Street
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95110
City Area Code	408
Local Phone Number	279-7800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	SJW
Entity Emerging Growth Company	false
Amendment Description	On October 9, 2019, SJW Group, a Delaware corporation (“SJW”), completed its previously announced acquisition of Connecticut Water Service, Inc., a Connecticut corporation (“CTWS”) pursuant to the terms of the Second Amended and Restated Agreement and Plan of Merger, dated as of August 5, 2018, by and among SJW, Hydro Sub, Inc., a Connecticut corporation and a wholly-owned subsidiary of SJW, and CTWS. This Amendment No. 1 on Form 8-K/A is being filed to amend Item 9.01(a) and (b) of the Current Report on Form 8-K that SJW filed with the Securities and Exchange Commission (“SEC”) on October 9, 2019 regarding the completion of its acquisition of CTWS to include the historical financial statements of CTWS required by Item 9.01(a) of Form 8-K and the pro forma financial information required by Item 9.01(b) of Form 8-K. Except as set forth herein, no modifications have been made to information contained in the Form 8-K filed with the SEC on October 9, 2019.